Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
23.	RELATED PARTY TRANSACTIONS

None of the directors or officers of Gold Fields or any associate of such director or officer is currently or has been at any time during the past three fiscal years materially indebted to Gold Fields.

Rand Refinery

Rand Refinery, in which the Company holds a 34.9% interest, has an agreement with the Group whereby it refines all the Company’s South African and Ghanaian operations gold production. The Group’s chief executive officer is currently an alternate director of Rand Refinery and has held his directorship since September 30, 2008. Prior to this date, he had been a director since July 10, 2000. The Company paid Rand Refinery $1.8 million, $1.7 million, $1.4 million and $1.2 million in refining fees for the fiscal years ended December 31, 2012 and 2011, six months ended December 31, 2010 and fiscal year ended June 30, 2010, respectively. Refer to note 12 - Non-current Investments for the dividends received from Rand Refinery for the fiscal year ended December 31, 2012, 2011, six months ended December 31, 2010 and fiscal year ended June 30, 2010.

On November 21, 2000, GFL Mining Services Limited, or GFLMS, entered into an agreement with Rand Refinery in terms of which GFLMS acts as an agent for Rand Refinery with regard to the sale of a maximum of 50% of Gold Fields’ South African gold production. On June 1, 2004, GFLMS exercised its right, by giving notice to Rand Refinery, to sell all of Gold Fields’ South African gold production with effect from October 1, 2004. Gold Fields Ghana Limited and Abosso Goldfields Limited also have had agreements with Rand Refinery since March 2002 to transport, refine and sell substantially all of the gold production from the Tarkwa and Damang mines.

Peotona Gold

Cheryl A. Carolus, a non-executive director of Gold Fields, is a party in her capacity as founding shareholder of Peotona Gold Holdings (Proprietary) Limited, or PGH, to the agreement described below. Ms Carolus has a 25% interest in PGH, which in turn has a one-third economic interest and a 51% voting interest in the issued share capital of Peotona Gold (Proprietary) Limited, or Peotona Gold.

Western Areas Prospecting (Proprietary) Limited, (a company 74% owned by GFO and 26% owned by Peotona Gold), or WAP, held four prospecting rights on ground contiguous to the South Deep Mine. On April 21, 2009, GFO, GFIJVH, Peotona Gold, WAP and others entered into an agreement in terms of which WAP relinquished and abandoned a portion of the prospecting area covered by one of the above prospecting rights on ground contiguous to the South Deep mine (commonly known as “Uncle Harry’s Area”) in favor of the South Deep Joint Venture. The agreement was subject to (among other conditions precedent) the conversion of the old order mining right of South Deep to a new order mining right and simultaneously amending the South Deep mining right by extending the area covered by the South Deep mining right to include Uncle Harry’s Ground pursuant to the Mineral and Petroleoum Resources Development Act. 28 of 2002. Peotona Gold also granted GFO an option to acquire its 26% shareholding in WAP.

On July 13, 2010, the South African Department of Mineral Resources executed the new-order mining right for the South Deep Gold Mine, including Uncle Harry’s Ground.

On October 14, 2011, Gold Fields purchased the 26% interest in WAP from Peotona Gold for $6.3 million. Gold Fields now owns 100% of WAP which owns the Cardoville, the Kalbasfontein, the WA4 and the Wildebeestkuil prospecting rights.

Gold Fields believes that the above transactions with related parties have been conducted on terms at least as favorable to it as arm’s length terms.